Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Investment Fund
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2021